Discontinued operations (Tables)	12 Months Ended
Sep. 30, 2022
Disposal Groups and Discontinued Operations [Abstract]
Schedule of Discontinued Operations

	Fiscal year ended September
EUR million	2022	2021	2020
Results of discontinued operations
Revenue	53.0	58.2	58.8
Own work capitalized	0.1	0.4	0.3
Other operating income	0.1	0.7	1.0
Cost of material	(41.7)	(33.9)	(34.7)
Personnel expense	(9.3)	(9.1)	(9.0)
Other operating expenses	(19.5)	(20.6)	(18.9)
Depreciation and amortization	(2.3)	(1.8)	(1.1)
Impairment loss	(4.8)	—	—
Operating result	(24.4)	(6.2)	(3.5)
Finance result	(2.0)	(2.1)	(1.4)
Earnings before taxes (EBT)	(26.4)	(8.3)	(5.0)
Income tax expense/benefit	—	—	—
Loss for the period	(26.4)	(8.3)	(5.0)
Loss per share
Basic and diluted loss per share	(0.1)	—	—

Cash flow from discontinued operations	(7.7)	(13.2)	(4.5)
Net cash flow from/ (used in) operating activities	(6.6)	(4.3)	(2.5)
Net cash flow from/ (used in) investing activities	(0.6)	(1.2)	(0.9)
Net cash flow from/ (used in) financing activities	(0.5)	(7.7)	(1.2)